SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER FINANCING LEASES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Leases
Remainder of 2024	$ 9,913
2025	39,650
2026	39,650
2027	16,521
2028
Total minimum lease payments	105,734
Less: imputed interest	(15,723)
Present value of future minimum lease payments	90,011
Current financing lease liabilities	30,425
Non-current financing lease liabilities	$ 59,586